                                                             File Nos. 33-44830
                                                                       811-6293

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 18

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 34

                            SEPARATE ACCOUNT VA-K OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                            Mary Eldridge, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

         It is proposed that this filing will become effective:

         __X__  immediately upon filing pursuant to Paragraph (b) of Rule 485
         _____  on (date) pursuant to Paragraph (b) of Rule 485
         _____  60 days after filing pursuant to Paragraph (a)(1) of Rule 485
         _____  on (date) pursuant to Paragraph (a) (1) of Rule 485
         _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                            VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1998 was filed on or before March 30, 1999.

This Post-Effective Amendment No. 18 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Prospectuses and Statement of Additional Information of Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company dated May 1, 1999 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement, including the Prospectuses and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment No. 17 on April 27, 1999, and is incorporated by reference herein.

 CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF ITEMS CALLED FOR
                              BY FORM N-4

FORM N-4 ITEM NO.           CAPTION IN PROSPECTUS
-----------------           ---------------------
1...........................Cover Page

2...........................Special Terms

3...........................Prospectus A:Summary of Contract Features;  Summary of Fees and Expenses
                            Prospectus B: Summary of Policy Features; Summary of Fees and Expenses

4...........................Condensed Financial Information;  Performance Information

5...........................Prospectus A: Description of the Company, the Separate Account and Delaware
                            Group Premium Fund, Inc.
                            Prospectus B: Description of the Company, the Variable Accounts and Delaware
                            Group Premium Fund, Inc.

6...........................Charges and Deductions

7...........................Prospectus A: The Variable Annuity Policies
                            Prospectus B: Description of the Contract

8...........................Prospectus A: The Variable Annuity Policies
                            Prospectus B: Electing the Form of Annuity and the Annuity Date; Description
                            of Variable Annuity Payout Options; Annuity Benefit Payments

9...........................Death Benefit

10..........................Prospectus A: Purchase Payments; Computation of Policy Values and Annuity Payments
                            Prospectus B: Payments; Computation of Values; Distribution

11..........................Prospectus A: Surrender; Partial Redemption
                            Prospectus B: Surrender; Withdrawals; Charge for Surrender and Withdrawal;
                            Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12..........................Federal Tax Considerations

13..........................Legal Matters

14..........................Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.           CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------           ----------------------------------------------

15..........................Cover Page

16..........................Table of Contents

17..........................General Information and History

18..........................Services

19..........................Underwriters

20..........................Underwriters

21..........................Performance Information

22..........................Annuity Benefit Payments

23..........................Financial Statements

                              SEPARATE ACCOUNT VA-K
                             DELAWARE MEDALLION III

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

                                       ***

A new Sub-Account is available under the Contract. The Sub-Account will invest exclusively in shares of the U.S. Growth Series of the Delaware Group Premium Fund, Inc. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Under "1. THE DELAWARE MEDALLION III VARIABLE ANNUITY CONTRACT" on page P-1 of the Profile the number "18" is substituted for the number "17" in the second sentence of the second paragraph.

Under "4. INVESTMENT OPTIONS" on page P-2 of the Profile, "U.S. Growth Series" is added after DelCap Series to the listing of investment options.

Under "5. EXPENSES" in the Profile, the following is added to the table on page P-3:

                                                                                           EXAMPLES:
                                                                                          TOTAL ANNUAL
                                                                                      EXPENSE AT THE END OF
                                                                                      ---------------------
                                        TOTAL ANNUAL      TOTAL ANNUAL     TOTAL
                                         INSURANCE         INVESTMENT      ANNUAL         (1)         (2)
INVESTMENT SERIES                         CHARGES           CHARGES        CHARGES      1 YEAR      10 YEARS
-----------------                         -------           -------        -------      ------      --------
U.S. Growth Series*.................       1.43%             0.75%          2.18%        $83          $248

The Footnote under "5. EXPENSES" in the Profile is amended as follows:

* The Aggressive Growth Series and U.S. Growth Series had not commenced operations as of December 31, 1998. Expenses shown are based on estimated and annualized amounts. Actual expenses may be greater or less than shown. The REIT Series commenced operations on May 1, 1998. Expenses shown are based on annualized amounts.

"U.S. Growth Series" is added after DelCap Series in the listing of Series on page 1 of the Prospectus.

Under "UNDERLYING FUND (OR FUNDS)" on page 4 of the Prospectus, "U.S. Growth Series" is inserted after DelCap Series.

The following information on the U.S. Growth Series is added to the Annual Fund Expenses table and footnotes on pages 7 and 8 of the Prospectus:

                                           MANAGEMENT FEE            OTHER EXPENSES           TOTAL FUND EXPENSES
                                             (AFTER ANY                (AFTER ANY             (AFTER ANY WAIVERS/
PORTFOLIO                                VOLUNTARY WAIVERS)          REIMBURSEMENTS)            REIMBURSEMENTS)
---------                                ------------------          ---------------            ---------------
U.S. Growth Series @................            0.58%                     0.17%                   0.75%(1)(2)

@ The Aggressive Growth Series and U.S. Growth Series had not commenced operations as of December 31, 1998. Expenses shown are based on estimated and annualized amounts. Actual expenses may be greater or less than shown. The REIT Series commenced operations on May 1, 1998. Expenses shown are based on annualized amounts.

(1) For the fiscal year ended December 31, 1998, before waiver and/or reimbursement by the investment adviser, total Series expenses as a percentage of average daily net assets were 0.86% for DelCap Series, 0.89% for Social Awareness Series, 1.02% for REIT Series, 1.67% for Emerging Markets Series, 0.81% for Strategic Income Series, 0.92% for Global Bond Series, 0.88% for International Equity Series. Total expenses are anticipated to be 0.92% for Aggressive Growth Series and 0.82% for U.S. Growth Series.

(2) The investment adviser for the Growth & Income Series (formerly known as "Decatur Total Return Series"), Devon Series, DelCap Series, U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, Delaware Balanced Series (formerly known as "Delaware Series"), Convertible Securities Series, Delchester Series, Capital Reserves Series, Strategic Income Series, and Cash Reserve Series is Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management"). The investment adviser for the International Equity Series, Emerging Markets Series, and the Global Bond Series is Delaware International Advisers Ltd. ("Delaware International"). The investment advisers for the Series of DGPF have agreed from November 1, 1999 through April 30, 2000 to maintain the voluntary management fee waivers and expense reimbursements that expired on October 31, 1999. As a result, expenses will not exceed 1.50% for the Emerging Markets Series; 0.95% for the International Equity Series; 0.85% for DelCap Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, Convertible Securities Series and Global Bond Series, 0.75% for U.S. Growth Series, and 0.80% for all other Series. In addition, effective May 1, 1999, Delaware Management voluntarily elected to cap its management fee for the Growth and Income Series at 0.60% indefinitely. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitations which took effect on November 1, 1999. The declaration of a voluntary expense limitation does not bind the investment advisers to declare future expense limitations with respect to these Funds. Pursuant to a vote of the Fund's shareholders on March 17, 1999, a new management fee structure based on average daily net assets was approved. The above ratios have been restated to reflect the new management fee structure which took effect on May 1, 1999.

The following cumulative expense information is added to Examples (1)(a),
(1)(b), (2)(a), and (2)(b) on pages 8 through 10 of the Prospectus:

(1)(a)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
U.S. Growth Series..................           $83           $113             $145           $248

(1)(b)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
U.S. Growth Series..................           $85           $121             $157           $273

(2)(a)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
U.S. Growth Series..................           $22            $67             $115           $248

(2)(b)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
U.S. Growth Series..................           $24            $75             $128           $273

Under "WHAT ARE MY INVESTMENT CHOICES?" on page 13 of the Prospectus, the second sentence is amended to read as follows:

YOU HAVE A CHOICE OF 18 SUB-ACCOUNTS INVESTING IN THE FOLLOWING SERIES OF
DGPF:

Growth & Income Series                       International Equity Series
Devon Series                                 Emerging Markets Series
DelCap Series                                Delaware Balanced Series
U.S. Growth Series                           Convertible Securities Series
Aggressive Growth Series                     Delchester Series
Social Awareness Series                      Capital Reserves Series
REIT Series                                  Strategic Income Series
Small Cap Value Series                       Cash Reserve Series
Trend Series                                 Global Bond Series.

Under "WHO IS THE INVESTMENT ADVISER?" on page 13 of the Prospectus, the following paragraph is amended to read as follows:

Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the Growth & Income Series, Devon Series, DelCap Series, U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, Delaware Balanced Series, Convertible Securities Series, Delchester Series, Capital Reserves Series, Strategic Income Series, and Cash Reserve Series. The investment adviser for the International Equity Series, Emerging Markets Series and the Global Bond Series is Delaware International Advisers Ltd. ("Delaware International").

Under "THE VARIABLE ACCOUNTS" on page 19 of the Prospectus, the second sentence in the third paragraph is amended to read as follows:

There are 18 Sub-Accounts available under the Contract.

Under "DELAWARE GROUP PREMIUM FUND, INC." on page 19 of the Prospectus, the fourth sentence of the first paragraph is amended to read as follows:

DGPF currently has 18 investment portfolios, each issuing a series of shares:
Growth & Income Series, Devon Series, DelCap Series, U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, International Equity Series, Emerging Markets Series, Delaware Balanced Series, Convertible Securities Series, Delchester Series, Capital Reserves Series, Strategic Income Series, Cash Reserve Series, and Global Bond Series (collectively, the "Underlying Funds").

Under "DELAWARE GROUP PREMIUM FUND, INC." on page 19 of the Prospectus, the first sentence of the second paragraph is amended to read as follows:

The investment adviser for the Growth & Income Series, Devon Series, DelCap Series, U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, Delaware Balanced Series, Convertible Securities Series, Delchester Series, Capital Reserves Series, Strategic Income Series, and Cash Reserve Series is Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management").

The following summary of the investment objective of the "U.S. Growth Series" is inserted as the fourth Fund summary under "INVESTMENT OBJECTIVES AND POLICIES" on page 20 of the Prospectus:

     U.S. GROWTH SERIES -- seeks to achieve maximum capital appreciation.

Under "INVESTMENT ADVISORY SERVICES TO DGPF" on page 21 of the Prospectus, the first paragraph is amended to read as follows:

Investment advisers are paid an annual fee based on the average daily net assets of their respective Underlying Funds for management services. The Cash Reserve Series management fee rate is as follows: 0.45% on the first $500 million, 0.40% on the next $500 million, 0.35% on the next $1,500 million and 0.30% on assets in excess of $2,500 million; the Capital Reserves Series management fee rate is as follows: 0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $1,500 million and 0.425% on assets in excess of $2,500 million; the Growth & Income Series, the U.S. Growth Series, Delchester Series, Delaware Balanced Series, Devon Series and Strategic Income Series management fee rate is as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on assets in excess of $2,500 million; the DelCap Series, Aggressive Growth Series, Small Cap Value Series, Trend Series, Social Awareness Series, REIT Series, Convertible Securities Series and Global Bond Series management fee rate is as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on assets in excess of $2,500 million; the International Equity Series management fee rate is as follows: 0.85% on the first $500 million, 0.80% on the next $500 million, 0.75% on the next $1,500 million and 0.70% on assets in excess of $2,500 million; and the Emerging Markets Series management fee rate is as follows: 1.25% on the first $500 million, 1.20% on the next $500 million, 1.15% on the next $1,500 million and 1.10% on assets in excess of $2,500 million; all per year. Regarding the Growth and Income Series, the investment adviser has voluntarily elected to cap the management fee at 0.60%, indefinitely.

                                      ***





                                             SUPPLEMENT DATED NOVEMBER 15, 1999

                              SEPARATE ACCOUNT VA-K
                   DELAWARE MEDALLION I DELAWARE MEDALLION II

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

                                      ***

A new Sub-Account is available under the Contract. The Sub-Account will invest exclusively in shares of the U.S. Growth Series of the Delaware Group Premium Fund, Inc. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

"U.S. Growth Series" is added after DelCap Series in the listing of Series on page 1 of the Prospectus.

Under "UNDERLYING SERIES" on page 4 of the Prospectus, "U.S. Growth Series" is inserted after DelCap Series.

The following information on the U.S. Growth Series is added to the Annual Fund Expenses table and footnotes on pages 7 and 8 of the Prospectus:

                                           MANAGEMENT FEE            OTHER EXPENSES           TOTAL FUND EXPENSES
                                             (AFTER ANY                (AFTER ANY             (AFTER ANY WAIVERS/
FUND                                     VOLUNTARY WAIVERS)          REIMBURSEMENTS)            REIMBURSEMENTS)
----                                     ------------------          ---------------            ---------------
U.S. Growth Series @................            0.58%                     0.17%                   0.75%(1)(2)

@ The Aggressive Growth Series and U.S. Growth Series had not commenced operations as of December 31, 1998. Expenses shown are based on estimated and annualized amounts. Actual expenses may be greater or less than shown. The REIT Series commenced operations on May 1, 1998. Expenses shown are based on annualized amounts.

(1) For the fiscal year ended December 31, 1998, before waiver and/or reimbursement by the investment adviser, total Series expenses as a percentage of average daily net assets were 0.86% for DelCap Series, 0.89% for Social Awareness Series, 1.02% for REIT Series, 1.67% for Emerging Markets Series, 0.81% for Strategic Income Series, 0.92% for Global Bond Series, and 0.88% for International Equity Series. Total expenses are anticipated to be 0.92% for Aggressive Growth Series and 0.82% for U.S. Growth Series.

(2) The investment adviser for the Growth & Income Series (formerly known as "Decatur Total Return Series"), Devon Series, DelCap Series, U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, Delaware Balanced Series (formerly known as "Delaware Series"), Convertible Securities Series, Delchester Series, Capital Reserves Series, Strategic Income Series, and Cash Reserve Series is Delaware Management Company, a series of Delaware Management Business Trust
("Delaware Management"). The investment adviser for the International Equity Series, Emerging Markets Series and the Global Bond Series is Delaware International Advisers Ltd. ("Delaware International"). The investment advisers for the Series of DGPF have agreed from November 1, 1999 through April 30, 2000 to maintain the voluntary management fee waivers and expense reimbursements that expired on October 31, 1999. As a result, expenses will not exceed 1.50% for the Emerging Markets Series; 0.95% for the International Equity Series; 0.85% for DelCap Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, Convertible Securities Series and Global Bond Series, 0.75% for U.S. Growth Series, and 0.80% for all other Series. In addition, effective May 1, 1999, Delaware Management voluntarily elected to cap its management fee for the Growth and Income Series at 0.60% indefinitely. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitations which took effect on November 1, 1999. The declaration of a voluntary expense limitation does not bind the investment advisers to declare future expense limitations with respect to these Funds. Pursuant to a vote of the Fund's shareholders on March 17, 1999, a new management fee structure based on average daily net assets was approved. The above ratios have been restated to reflect the new management fee structure which took effect on May 1, 1999.

The following cumulative expense information is added to Examples (1)(a),
(1)(b), (2)(a), and (2)(b) on pages 8 through 10 of the Prospectus:

(1)(a)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
U.S. Growth Series..................           $87           $136             $165           $248

(1)(b)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
U.S. Growth Series..................           $89           $143             $178           $273

(2)(a)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
U.S. Growth Series..................           $22            $67             $115           $248

(2)(b)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
U.S. Growth Series..................           $24            $75             $128           $273

Under "INVESTMENT OPTIONS" on page 11 of the Prospectus, the second sentence in the second paragraph is amended to read as follows:

The Fund is an open-end, management investment company, consisting of 18 different series: the Growth & Income Series (formerly Decatur Total Return Series), Devon Series, DelCap Series, U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, International Equity Series, Emerging Markets Series, Delaware Balanced Series (formerly Delaware Series), Convertible Securities Series, Delchester Series, Capital Reserves Series, Strategic Income Series, Cash Reserve Series, and Global Bond Series ("Underlying Series").

Under "THE SEPARATE ACCOUNT" on page 21 of the Prospectus, the third sentence of the second paragraph is amended to read as follows:

There are 18 Sub-Accounts available under the Policies.

Under "DELAWARE GROUP PREMIUM FUND, INC." on page 21 of the Prospectus, the fourth sentence of the first paragraph is amended to read as follows:

The Fund currently has 18 investment portfolios ("Underlying Series"), each issuing a series of shares: Growth & Income Series, Devon Series, DelCap Series, U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, International Equity Series, Emerging Markets Series, Delaware Balanced Series, Convertible Securities Series, Delchester Series, Capital Reserves Series, Strategic Income Series, Cash Reserve Series, and Global Bond Series.

Under "DELAWARE GROUP PREMIUM FUND, INC." on page 21 of the Prospectus, the first sentence of the second paragraph is amended to read as follows:

The investment adviser for the Growth & Income Series, Devon Series, DelCap Series, the U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, Small Cap Value Series, REIT Series, Trend Series, Delaware Balanced Series, Convertible Securities Series, Delchester Series, Capital Reserves Series, Strategic Income Series, and Cash Reserve Series is Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management").

The following summary of the investment objective of the U.S. Growth Series is inserted as the fourth Fund summary under "INVESTMENT OBJECTIVES AND POLICIES" on page 22 of the Prospectus:

     U.S. GROWTH SERIES -- seeks to achieve maximum capital appreciation.

Under INVESTMENT ADVISORY SERVICES TO THE FUND on pages 23 and 24 of the Prospectus, the first paragraph is amended to read as follows:

Investment advisers are paid an annual fee based on the average daily net assets of their respective Underlying Funds for management services. The Cash Reserve Series management fee rate is as follows: 0.45% on the first $500 million, 0.40% on the next $500 million, 0.35% on the next $1,500 million and 0.30% on assets in excess of $2,500 million; the Capital Reserves Series management fee rate is as follows: 0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $1,500 million and 0.425% on assets in excess of $2,500 million; the Growth & Income Series, U.S. Growth Series, Delchester Series, Delaware Balanced Series, Devon

Series and Strategic Income Series management fee rate is as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on assets in excess of $2,500 million; the DelCap Series, Aggressive Growth Series, Small Cap Value Series, Trend Series, Social Awareness Series, REIT Series, Convertible Securities Series and Global Bond Series management fee rate is as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on assets in excess of $2,500 million; the International Equity Series management fee rate is as follows: 0.85% on the first $500 million, 0.80% on the next $500 million, 0.75% on the next $1,500 million and 0.70% on assets in excess of $2,500 million; and the Emerging Markets Series management fee rate is as follows: 1.25% on the first $500 million, 1.20% on the next $500 million, 1.15% on the next $1,500 million and 1.10% on assets in excess of $2,500 million; all per year. Regarding the Growth and Income Series, the investment adviser has voluntarily elected to cap the management fee at 0.60%, indefinitely.

Under "APPENDIX B - INFORMATION APPLICABLE ONLY TO OWNERS OF DELAWARE MEDALLION I", the following cumulative expense information is added to Examples (1)(a) and (1)(b), on pages B-2 and B-3 of the Prospectus:

(1)(a)                                               3 YEARS     5 YEARS
                                                     -------     -------
U.S. Growth Series..............................      $130        $160

(1)(b)                                               3 YEARS     5 YEARS
                                                     -------     -------
U.S. Growth Series..............................      $137        $172


                                      ***





                                             SUPPLEMENT DATED NOVEMBER 15, 1999

                              SEPARATE ACCOUNT VA-K
                               Delaware Medallion
             Allmerica Financial Life Insurance and Annuity Company

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1999

                                       ***

The first sentence of the third paragraph on page 2 under "GENERAL INFORMATION AND HISTORY" is amended as follows:

        Currently, 18 Sub-Accounts of the Variable Account are available under the Delaware Medallion III contract (the "Contract") and Delaware Medallion I and II contracts (Forms A3019-92 and A3021-93), two predecessor contracts no longer being sold.

The fourth paragraph on pages 2 and 3 under "GENERAL INFORMATION AND HISTORY" is revised in its entirety as follows:

        The Fund is an open-end, diversified management investment company. Eighteen different investment series of the Fund are available under the Contract: the Growth & Income Series (formerly Decatur Total Return Series), Devon Series, DelCap Series, U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, International Equity Series, Emerging Markets Series, Delaware Balanced Series (formerly Delaware Series), Convertible Securities Series, Delchester Series, Capital Reserves Series, Strategic Income Series, Cash Reserve Series, and Global Bond Series (the "Underlying Series"). Each Underlying Series has its own investment objectives and certain attendant risks.

                                       ***

Under "UNDERWRITERS", the second sentence of the third paragraph is amended in its entirety to read as follows:

        The Company pays commissions, not to exceed 7.0% of purchase payments, to broker-dealers that sell the Contract.

                                       ***

Footnote 14 under "NOTES TO FINANCIAL STATEMENTS" on page F-22 is deleted and replaced in its entirety with the following:

14.     EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT (UNAUDITED)

        AFC has made certain changes to its corporate structure effective July 1, 1999. These changes include the transfer of FAFLIC's ownership of Allmerica Property & Casualty Companies, Inc., as well as several non-insurance subsidiaries, from FAFLIC to AFC. In addition, certain changes affected AFLIAC. SMAFCO transferred its ownership in AFLIAC to FAFLIC. Hence, AFLIAC became a wholly owned subsidiary of FAFLIC. Further, four non-insurance subsidiaries previously held by SMAFCO were contributed to AFLIAC. Under an agreement with the Commonwealth of Massachusetts Insurance Commissioner ("the Commissioner"), AFC has contributed to FAFLIC capital of $125.0 million and agreed to maintain FAFLIC's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC during 2000 and 2001 would require the prior approval of the Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

        In 1998, the net income of the subsidiaries, which was reported in SMAFCO's results of operations, to be transferred to AFLIAC from SMAFCO pursuant to the aforementioned change in corporate structure was $18.8 million. As of December 31, 1998, the total assets and total shareholders' equity of these subsidiaries were $16.8 million and $9.2 million, respectively.

         On May 19, 1999, the Federal District Court in Worcester, Massachusetts issued an order relating to the litigation mentioned in Note 12, above, certifying the class for settlement purposes and granting final approval of the settlement agreement.


                                       ***

Supplement Dated November 15, 1999

                            PART C. OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (a)   FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company and Financial Statements for Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company were previously filed in Post-Effective Amendment No. 17 on April 27, 1999 and are incorporated by reference herein.

          Financial Statements Included in Part C
          None

    (b)   EXHIBITS

          EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

         EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

         EXHIBIT 3    (a)  Underwriting and Administrative Services Agreement
                           was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (b) Wholesaling Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (c) Sales Agreements with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                      (d) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (e) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (f) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

         EXHIBIT 4 Guaranteed Minimum Annuity Payout Rider was previously filed on October 15, 1998 in Post-Effective Amendment No. 15, and is incorporated by reference herein. Specimen Generic Contract Form A was previously filed on April 24, 1998 in Post-Effective

                      Amendment No. 14, and is incorporated by reference herein. Generic Contract Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

         EXHIBIT 5 Specimen Generic Application Form was previously filed on April 24, 1998 in Post-Effective Amendment No. 14 and is incorporated by reference herein. Generic Policy Application Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

         EXHIBIT 6 The Depositor's Articles of Incorporation, as amended effective October 1, 1995 to reflect its new name, was previously filed on September 28, 1995 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

         EXHIBIT 7    Not Applicable.

         EXHIBIT 8    (a)  Fidelity Service Agreement was previously filed on
                           April 26, 1996 in Amendment No. 10, and is incorporated by reference herein.

                      (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on May 1, 1997 in Post-Effective Amendment No. 13, and is incorporated by reference herein.

                      (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on May 1, 1997 in Post-Effective Amendment No. 13, and is incorporated by reference herein.

                      (d) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                      (e)  Directors' Power of Attorney is filed herewith.

         EXHIBIT 9    Opinion of Counsel is filed herewith.

         EXHIBIT 10   Consent of Independent Accountants is filed herewith.

         EXHIBIT 11   None.

         EXHIBIT 12   None.

         EXHIBIT 13   Not Applicable.

         EXHIBIT 14   Not Applicable.

         EXHIBIT 15 Participation Agreement with Delaware Group Premium Fund, Inc. and Amendment were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

         The Principal business address of all the following Directors and Officers is:
         440 Lincoln Street
         Worcester, Massachusetts  01653

         DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY               PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------               ----------------------------------------------
Bruce C. Anderson                            Director (since 1996), Vice President (since 1984) and Assistant Secretary
  Director                                   (since 1992) of First Allmerica

Warren E. Barnes                             Vice President (since 1996) and Corporate Controller (since 1998) of First
  Vice President and                         Allmerica
  Corporate Controller

Robert E. Bruce                              Director and Chief Information Officer (since 1997) and Vice President
  Director and Chief Information             (since 1995) of First Allmerica; and Corporate Manager (1979 to 1995) of
  Officer                                    Digital Equipment Corporation

Mary Eldridge                                Secretary (since 1999) of First Allmerica; Secretary (since 1999) of
  Secretary                                  Allmerica Investments, Inc.; and Secretary (since 1999) of Allmerica
                                             Financial Investment Management Services, Inc.

John P. Kavanaugh                            Director and Chief Investment Officer (since 1996) and Vice President
 Director, Vice President and                (since 1991) of First Allmerica; and Vice President (since 1998) of
 Chief Investment Officer                    Allmerica Financial Investment Management Services, Inc.

John F. Kelly                               Director (since 1996), Senior Vice President (since 1986), General
  Director, Vice President and              Counsel (since 1981) and Assistant Secretary (since 1991) of First
  General Counsel                           Allmerica; Director (since 1985) of Allmerica Investments, Inc.; and
                                            Director (since 1990) of Allmerica Financial Investment
                                            Management Services, Inc.

J. Barry May                                Director (since 1996) of First Allmerica; Director and President (since
  Director                                  1996) of The Hanover Insurance Company; and Vice President (1993 to 1996)
                                            of The Hanover Insurance Company

James R. McAuliffe                          Director (since 1996) of First Allmerica; Director (since 1992), President
 Director                                   (since 1994) and Chief Executive Officer (since 1996) of Citizens Insurance
                                            Company of America

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of First
  Director and Chairman                     Allmerica; Director (since 1989) of Allmerica Investments, Inc.; and
  of the Board                              Director and Chairman of the Board (since 1990) of Allmerica Financial
                                            Investment Management Services, Inc.


Edward J. Parry, III                         Director and Chief Financial Officer (since 1996) and Vice President
 Director, Vice President                    and Treasurer (since 1993) of First Allmerica; Treasurer (since 1993)
 Chief Financial Officer                     of Allmerica Investments, Inc.; and Treasurer (since 1993) of Allmerica
 and Treasurer                               Financial Investment Management Services, Inc.

Richard M. Reilly                            Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director, President and                    Director (since 1990) of Allmerica Investments, Inc.; and Director and
  Chief Executive Officer                    President (since 1998) of Allmerica Financial Investment Management
                                             Services, Inc.

Robert P. Restrepo, Jr.                      Director and Vice President (since 1998) of First Allmerica; Chief
  Director                                   Executive Officer (1996 to 1998) of Travelers Property & Casualty; Senior
                                             Vice President (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                             Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director and Vice President                Director (since 1991) of Allmerica Investments, Inc.; and Director (since
                                             1991) of Allmerica Financial Investment Management Services, Inc.

Phillip E. Soule                             Director (since 1996) and Vice President (since 1987) of First Allmerica
  Director

ITEM 26.   PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica        Financial      Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
       |                                                               |                                               |
       |                                  ___________________________________________________________          ________________
       |                                          |                    |                  |                            |
       |                                         100%                99.2%               100%                         100%
       |                                      Advantage            Allmerica           Allmerica                First Sterling
       |                                      Insurance              Trust           Financial Life               Reinsurance
       |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
       |                                                                            Annuity Company                 Limited
       |
       |                                       Delaware       Federally Chartered      Delaware                     Bermuda
       |                                                               |
       |                                       ________________________________________________________________
       |                                               |               |               |               |
       |                                              100%            100%            100%            100%
       |                                            Allmerica       Allmerica       Allmerica       Allmerica
       |                                          Investments,     Investment       Financial       Financial
       |                                              Inc.         Management      Investment       Services
       |                                                          Company, Inc.    Management       Insurance
       |                                                                         Services, Inc.    Agency, Inc.
       |
       |                                         Massachusetts   Massachusetts   Massachusetts   Massachusetts
       |
________________________________________________________________
       |              |                |               |
      100%           100%             100%            100%
    Allmerica   Sterling Risk       Allmerica       Allmerica
    Property      Management     Benefits, Inc.       Asset
  & Casualty   Services, Inc.                      Management,
Companies, Inc.                                      Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



_______________   ----------------   ----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


          _______________   ________________
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

    ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

           NAME                                       ADDRESS                         TYPE OF BUSINESS
           ----                                       -------                         ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth &  Income Fund, L.P                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

Advantage Insurance Network Inc.                  440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Benefit Insurance             100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company (formerly known               Worcester MA 01653              insurance, annuities, variable
as SMA Life Assurance Company                                                     annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica, Inc.                                   440 Lincoln Street              Common employer for Allmerica
                                                  Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
known as Allmerica Institutional Services, Inc.
and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Plus Insurance                          440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Property & Casualty                     440 Lincoln Street              Holding Company
Companies, Inc.                                   Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Services Corporation                    440 Lincoln Street              Internal administrative services
                                                  Worcester MA 01653              provider to Allmerica Financial
                                                                                  Corporation entities

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Corporation                              440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles                                5421 Avenida Encinas            Computer software company
                                                  Carlsbad, CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                            440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

First Sterling Reinsurance Company                440 Lincoln Street              Reinsurance Company
Limited                                           Worcester MA 01653

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                801 East Campbell Road          Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     Richardson TX 75081             Insurance Company

Hanover Lloyd's Insurance Company                 Hanover Lloyd's Insurance       Multi-line property and casualty
                                                  Company                         insurance

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of September 30, 1999, there were 6,944 Contract holders of qualified Contracts and 14,115 Contract holders of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

Article VIII of the Bylaws of the Depositor state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgement, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

        X VEL Account, VEL II Account, VEL Account III, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

        X Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

             o   Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

         NAME                    POSITION OR OFFICE WITH UNDERWRITER
         ----                    -----------------------------------

Emil J. Aberizk, Jr              Vice President and Chief Compliance Officer

Edward T. Berger                 Vice President and Chief Compliance Officer

Mary Eldridge                    Secretary

Philip L. Heffernan              Vice President

John F. Kelly                    Director

Daniel Mastrototaro              Vice President

William F. Monroe, Jr.           Vice President

David J. Mueller                 Vice President and Controller

John F. O'Brien                  Director

Stephen Parker                   President, Director and Chief Executive Officer

Edward J. Parry, III             Treasurer

Richard M. Reilly                Director

Eric A. Simonsen                 Director

Mark G. Steinberg                Senior Vice President

(c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1998. No commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     Effective March 31, 1995, the Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                              SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of November, 1999.

                       SEPARATE ACCOUNT VA-K OF
        ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                            By: /s/ Mary Eldridge
                                --------------------------
                                Mary Eldridge, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                               Title                                                Date
----------                               -----                                                ----
/s/ Warren E. Barnes                     Vice President and Corporate Controller              November 1, 1999
------------------------------------
Warren E. Barnes

Edward J. Parry III*                     Director, Vice President, Chief Financial Officer
------------------------------------     and Treasurer

Richard M. Reilly*                       Director, President and Chief Executive Officer
------------------------------------

John F. O'Brien*                         Director and Chairman of the Board
------------------------------------

Bruce C. Anderson*                       Director
------------------------------------

Robert E. Bruce*                         Director and Chief Information Officer
------------------------------------

John P. Kavanaugh*                       Director, Vice President and
------------------------------------     Chief Investment Officer

John F. Kelly*                           Director, Vice President and General Counsel
------------------------------------

J. Barry May*                            Director
------------------------------------

James R. McAuliffe*                      Director
------------------------------------

Robert P. Restrepo, Jr.*                 Director
------------------------------------

Eric A. Simonsen*                        Director and Vice President
------------------------------------

                                         Director
------------------------------------
Phillip E. Soule


*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated July 1, 1999 duly executed by such persons.

/s/ Sheila B. St. Hilaire
---------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact

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                                                 EXHIBIT TABLE



Exhibit 8(e)     Directors' Power of Attorney

Exhibit 9        Opinion of Counsel

Exhibit 10       Consent of Independent Accountants